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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ] Amendment Number :
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Management, L.P.
Address:   767 Fifth Avenue, 21st Floor
           New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                     New York, NY              August 14, 2007
------------------------------------   -----------------------   ---------------
(Signature)                            (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            38
Form 13F Information Table Value Total:       578,618
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     1     28-06341               SAB Capital Advisors, L.L.C.
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                           FORM 13F INFORMATION TABLE

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
           COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
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                                   TITLE OF                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ABINGTON CMNTY BANCORP INC            COM        00350R106   4,298    450,000 SH         DEFINED      1      450,000    0     0
ADVANCED MEDICAL OPTICS INC           COM        00763M108  14,767    423,367 SH         DEFINED      1      423,367    0     0
AECOM TECHNOLOGY CORP DELAWARE        COM        00766T100   5,582    225,000 SH         DEFINED      1      225,000    0     0
AMERIGROUP CORP                       COM        03073T102   5,712    240,000 SH         DEFINED      1      240,000    0     0
AMGEN INC                             COM        031162100   5,944    107,500 SH         DEFINED      1      107,500    0     0
ASPEN INSURANCE HOLDINGS LTD          SHS        G05384105   3,433    122,300 SH         DEFINED      1      122,300    0     0
CALGON CARBON CORP                    COM        129603106  12,345  1,064,191 SH         DEFINED      1    1,064,191    0     0
CHART INDS INC                   COM PAR $0.01   16115Q308  28,087    987,600 SH         DEFINED      1      987,600    0     0
CINEMARK HOLDINGS INC                 COM        17243V102   3,642    203,600 SH         DEFINED      1      203,600    0     0
CSX CORP                              COM        126408103  18,934    420,000 SH         DEFINED      1      420,000    0     0
CVS CAREMARK CORP                     COM        126650100   4,870    133,599 SH         DEFINED      1      133,599    0     0
DAVITA INC                            COM        23918K108  18,761    348,200 SH         DEFINED      1      348,200    0     0
DOUBLE HULL TANKERS INC               COM        Y21110104   7,035    451,230 SH         DEFINED      1      451,230    0     0
DOUGLAS EMMETT INC                    COM        25960P109   7,051    285,000 SH         DEFINED      1      285,000    0     0
ENDEAVOR ACQUISITION CORP             COM        292577103  16,591  1,406,050 SH         DEFINED      1    1,406,050    0     0
ENDEAVOR ACQUISITION CORP      *W EXP 12/14/2009 292577111   8,818  1,597,500 SH         DEFINED      1    1,597,500    0     0
FREEDOM ACQUISITION HLDGS INC         COM        35645F103   3,159    286,953 SH         DEFINED      1      286,953    0     0
ISHARES TR                       RUSSELL 2000    464287655   2,489      7,320 SH  PUT    DEFINED      1        7,320    0     0
KBR INC                               COM        48242W106  23,206    884,710 SH         DEFINED      1      884,710    0     0
MARATHON ACQUISITION CORP             COM        565756103  12,190  1,546,900 SH         DEFINED      1    1,546,900    0     0
METROPCS COMMUNICATIONS INC           COM        591708102   4,956    150,000 SH         DEFINED      1      150,000    0     0
NEWSTAR FINANCIAL INC                 COM        65251F105  12,945    909,703 SH         DEFINED      1      909,703    0     0
NORTH AMERN ENERGY PARTNERS           COM        656844107  13,754    678,881 SH         DEFINED      1      678,881    0     0
OTTER TAIL CORP                       COM        689648103   5,517    172,030 SH         DEFINED      1      172,030    0     0
PENNANTPARK INVT CORP                 COM        708062104   4,900    348,976 SH         DEFINED      1      348,976    0     0
PFSWEB INC                            COM        717098107     308    367,000 SH         DEFINED      1      367,000    0     0
SKECHERS U S A INC                   CL A        830566105  10,317    353,321 SH         DEFINED      1      353,321    0     0
SPDR TR                              CALL        78462F903   1,204        430 SH  CALL   DEFINED      1          430    0     0
SPECTRUM PHARMACEUTICALS INC          COM        84763A108   2,294    320,000 SH         DEFINED      1      320,000    0     0
TARGET CORP                           COM        87612E106  60,102    945,000 SH         DEFINED      1      945,000    0     0
TRUE RELIGION APPAREL INC             COM        89784N104  20,217    994,439 SH         DEFINED      1      994,439    0     0
TRUE RELIGION APPAREL INC            CALL        89784N904   4,163      6,500 SH  CALL   DEFINED      1        6,500    0     0
TWEEN BRANDS INC                      COM        901166108  74,148  1,662,500 SH         DEFINED      1    1,662,500    0     0
UNITEDHEALTH GROUP INC                COM        91324P102  19,895    389,036 SH         DEFINED      1      389,036    0     0
VICTORY ACQUISITION CORP              COM        92644D100  10,373  1,100,000 SH         DEFINED      1    1,100,000    0     0
WELLPOINT INC                         COM        94973V107  13,059    163,579 SH         DEFINED      1      163,579    0     0
WILLBROS GROUP INC                    COM        969199108  59,958  2,020,143 SH         DEFINED      1    2,020,143    0     0
WILLIAMS COS INC DEL                  COM        969457100  53,596  1,695,000 SH         DEFINED      1    1,695,000    0     0
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